Note 11. Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Text Block]

11. Derivative Instruments

As part of the Company’s ongoing operations, the Company is exposed to foreign exchange currency rates.  To manage these risks, the Company may enter into certain foreign exchange rate derivative instruments pursuant to established policies.  The Company enters into these instruments with two major commercial banks as counterparties.  The Company does not enter into derivatives for trading or speculative purposes.

All derivatives are recognized at fair value on the Company’s Consolidated Balance Sheets.  The cash flows from settled derivative contracts are recognized in operating activities in the Company’s Consolidated Statements of Cash Flows.  The gains and losses associated with the change in fair value of the instruments are recorded to selling, general and administrative expense in the period of change.

The following table presents the fair values and other information regarding derivative instruments not designated as hedging instruments as of December 31, 2011 and 2010:

	Derivative Asset		Derivative Liability
	As of December 31, 2011		As of December 31, 2011
	Balance Sheet		Balance Sheet
	Location	Fair Value	Location	Fair Value

Foreign exchange contracts	Prepaid expenses and other	$ 30	Accrued and other liabilities	$ 274

	Derivative Asset		Derivative Liability
	As of December 31, 2010		As of December 31, 2010
	Balance Sheet		Balance Sheet
	Location	Fair Value	Location	Fair Value

Foreign exchange contracts	Prepaid expenses and other	$ 878	Accrued and other liabilities	$ 910

The following table presents the impact of derivative instruments on the Consolidated Statement of Operations for the years ended December 31, 2011 and 2010:

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
		Successor		Predecessor
			December 3, 2010	January 1, 2010
		Year Ended	through	through
		December 31, 2011	December 31, 2010	December 2, 2010

Foreign exchange contracts	Selling, general & administrative expense	$ (421)	$ -	$ -

As of December 31, 2011, the maximum length of time of the foreign exchange rate derivative instruments the Company has entered into is twelve months.

The maximum amount of loss due to the credit risk of the counterparties, should the counterparties fail to perform according to the terms of the contracts, includes an immaterial collateral deposit and the forfeiture of any unrealized gains.  The Company does not expect the counterparties to fail to meet their obligations.